MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND

                        Supplement to Current Prospectus

This Supplement to Current Prospectus supplements the funds' current prospectus.

Effective immediately, the following is added to each prospectus.

MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares and 0.10% for Class R3 shares. This contractual fee arrangement will continue until at least September 30, 2007, unless the Board of Trustees, which oversees the fund, consents to any earlier revision or termination of this arrangement.



                 The date of this Supplement is October 1, 2005